Investment Risks	May 18, 2026
Defiance Daily Target 2X Long SIL ETF | SIL Risks [Member]
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SIL Risks. The Fund invests in swap contracts and options that are based on the share price of SIL. This subjects the Fund to certain of the same risks as if it owned shares of SIL, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SIL, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long SIL ETF | Asset Class Risk [Member]
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●	Asset Class Risk: Securities and other assets in SIL’s Underlying Index or otherwise held in SIL’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes. SIL may invest in equity securities, which are subject to changes in value that may be more volatile than those of other asset classes. Additionally, SIL may invest in depositary receipts, which may be subject to certain risks associated with investments in the securities of foreign companies.

Defiance Daily Target 2X Long SIL ETF | Commodity Risk [Member]
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●	Commodity Risk: SIL’s Underlying Index measures the performance of companies involved in a commodity-related industry and not the performance of the price of a commodity itself. The securities of companies involved in a commodity-related industry may under- or over-perform the price of such commodity over the short-term or the long-term.

These companies may be susceptible to fluctuations in the underlying commodities market and may be influenced or characterized by unpredictable factors, including high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by SIL that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Defiance Daily Target 2X Long SIL ETF | Exposure to Related Markets Risk [Member]
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○	Exposure to Related Markets Risk: Companies that are active in the exploration and/or mining of commodities may derive a significant percentage of their profits from other business activities, including direct investment in those commodities and in technologies and products related to those commodities. As a result, the performance of these markets and the profits of these companies from such activities may significantly impact SIL's performance.

Defiance Daily Target 2X Long SIL ETF | Silver Risk [Member]
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○	Silver Risk: Companies involved in silver production or use are subject to risks specific to the global silver market. Silver demand is influenced by both industrial uses and investment demand, including demand for physical silver and silver-related financial instruments, and may be affected by changes in global economic conditions, investor sentiment, interest rates, or inflation expectations. Silver supply may be disrupted by factors such as mining challenges, geopolitical events, regulatory or permitting issues, and production decisions in major silver-producing regions. In addition, silver prices may be influenced by substitution by alternative materials, technological changes affecting industrial demand, inventory levels, and speculative activity, which may contribute to increased volatility in silver-related securities.

Defiance Daily Target 2X Long SIL ETF | Market Capitalization Risks [Member]
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●	Market Capitalization Risks:

Defiance Daily Target 2X Long SIL ETF | Large-Capitalization Companies Risk [Member]
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○	Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole

Defiance Daily Target 2X Long SIL ETF | Mid-Capitalization Companies Risk [Member]
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○	Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Defiance Daily Target 2X Long SIL ETF | Small-Capitalization Companies Risk [Member]
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○	Small-Capitalization Companies Risk: Small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid than large- and mid-capitalization companies. In addition, small-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and shorter operating histories than large- and mid-capitalization companies.

Defiance Daily Target 2X Long SIL ETF | Currency Risk [Member]
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●	Currency Risk: SIL may invest in securities denominated in foreign currencies. Because SIL’s NAV is determined in U.S. dollars, SIL’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, SIL’s NAV may change quickly and without warning, which could have a significant negative impact on SIL.

Defiance Daily Target 2X Long SIL ETF | Focus Risk [Member]
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●	Focus Risk: SIL may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that SIL's Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, SIL’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of SIL’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Defiance Daily Target 2X Long SIL ETF | Risks Related to Investing in the Materials Sector [Member]
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○	Risks Related to Investing in the Materials Sector: Companies in the materials sector are affected by commodity price volatility, exchange rates, import and export controls, supply chain disruptions, worldwide competition, social and political unrest, war, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors, among other factors.

Defiance Daily Target 2X Long SIL ETF | Risks Related to Investing in the Metals and Mining Industry [Member]
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○	Risks Related to Investing in the Metals and Mining Industry: Securities in SIL’s portfolio may be significantly subject to the effects of competitive pressures in the mining industry and the price of certain materials. The price of certain materials may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, SIL’s share price may be more volatile than other types of investments. In addition, metals and mining companies, which may include companies at various stages of development, may also be significantly affected by import controls, worldwide competition, the success of exploration projects, fluctuation in extraction and production costs, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which SIL has exposure.

Defiance Daily Target 2X Long SIL ETF | Foreign Securities Risk [Member]
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●	Foreign Securities Risk: Because SIL’s investments may include foreign securities, SIL is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Defiance Daily Target 2X Long SIL ETF | Risk of Investing in Brazil [Member]
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○	Risk of Investing in Brazil: Investments in Brazilian issuers may subject SIL to legal, regulatory, political, currency, security, and economic risks specific to Brazil. The Brazilian economy has experienced high inflation, debt, political unrest, corruption, and violence, each of which may constrain economic growth. The Brazilian economy depends heavily on international trade and is highly sensitive to fluctuations in international commodity prices and commodity markets.

Defiance Daily Target 2X Long SIL ETF | Risk of Investing in Canada [Member]
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○	Risk of Investing in Canada: Investments in Canadian issuers may subject SIL to legal, regulatory, political, currency, security, and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Defiance Daily Target 2X Long SIL ETF | Risk of Investing in Developed Markets [Member]
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○	Risk of Investing in Developed Markets: Investment in a developed country issuer may subject SIL to legal, regulatory, political, currency, security, economic and other risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Defiance Daily Target 2X Long SIL ETF | Risk of Investing in Emerging Markets [Member]
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○	Risk of Investing in Emerging Markets: Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for SIL to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets may also face other significant internal or external risks, including the risk of war, terrorism, or other social or political conflicts.

Defiance Daily Target 2X Long SIL ETF | Risk of Investing in Mexico [Member]
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○	Risk of Investing in Mexico: Investments in Mexican issuers involve risks that are specific to Mexico, including legal, regulatory, political, currency, security and economic risks. In the past, Mexico has experienced high interest rates, economic volatility and high unemployment rates. The Mexican economy is heavily dependent upon external trade with other economies, specifically with the U.S. and certain Latin American countries and is vulnerable to changes in demand from these key trading partners, particularly the U.S. Political developments in the U.S. have potential implications for the trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by SIL.

Defiance Daily Target 2X Long SIL ETF | Indexing Strategy Risk [Member]
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●	Indexing Strategy Risk: SIL is not actively managed, and unlike many investment companies, SIL does not seek to outperform its Underlying Index. Therefore, SIL would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the SIL’s return to be lower than if SIL employed an active strategy.

Defiance Daily Target 2X Long SIL ETF | Index-Related Risk [Member]
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○	Index-Related Risk: There is no guarantee that SIL will achieve a high degree of correlation to its Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on SIL’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Errors in index data, index computations and/or the construction of its Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on SIL and its shareholders.

Defiance Daily Target 2X Long SIL ETF | Management Risk [Member]
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○	Management Risk: SIL may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Global X’s investment strategy, the implementation of which is subject to a number of constraints, may cause SIL to underperform the market or its relevant benchmark or adversely affect the ability of SIL to achieve its investment objective.

Defiance Daily Target 2X Long SIL ETF | Tracking Error Risk [Member]
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○	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in SIL’s portfolio and those included in its Underlying Index, pricing differences, transaction costs incurred by SIL, SIL’s holding of uninvested cash, the size of SIL, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to SIL of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because SIL incurs fees and expenses, while its Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Defiance Daily Target 2X Long SIL ETF | International Closed Market Trading Risk [Member]
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●	International Closed Market Trading Risk: To the extent that SIL invests in securities that trade on foreign exchanges, there are likely to be deviations between the current price of such securities traded on foreign exchanges and the last quoted price for such securities. These deviations could result in premiums or discounts to SIL’s NAV that may be greater than those experienced by other exchange-traded funds.

Defiance Daily Target 2X Long SIL ETF | Investable Universe of Companies Risk [Member]
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●	Investable Universe of Companies Risk: The investable universe of companies in which SIL may invest may be limited. If a company no longer meets the criteria for inclusion in SIL’s Underlying Index, SIL may need to reduce or eliminate its holdings in that company, which may in turn affect SIL’s share price.

Defiance Daily Target 2X Long SIL ETF | Issuer Risk [Member]
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●	Issuer Risk: SIL’s performance depends on the performance of individual companies in which SIL invests. Changes to the financial condition of any of those companies may cause the value of such company’s securities to decline.

Defiance Daily Target 2X Long SIL ETF | Non-Diversification Risk [Member]
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●	Non-Diversification Risk. SIL is subject to the risk that it may be more volatile than a diversified fund because SIL may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer.

Defiance Daily Target 2X Long SIL ETF | Securities Lending Risk [Member]
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●	Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If SIL is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to SIL if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, SIL will bear any loss on the investment of cash collateral it receives.

Defiance Daily Target 2X Long SIL ETF | Trading Halt Risk [Member]
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●	Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in SIL being unable to buy or sell certain securities or financial instruments. In such circumstances, SIL may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Defiance Daily Target 2X Long SIL ETF | Valuation Risk [Member]
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●	Valuation Risk: The sales price SIL could receive for a security may differ from SIL’s valuation of the security and may differ from the value used by its Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in SIL’s portfolio may change on days when shareholders will not be able to purchase or sell SIL’s shares.

Defiance Daily Target 2X Long SIL ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long SIL ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of the Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended April 30, 2026, was 38.95%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 49.12%. The Underlying Security’s annualized performance during this period was -13.99%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long SIL ETF | Daily Correlation/Tracking Risk [Member]
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Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long SIL ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long SIL ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long SIL ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long SIL ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long SIL ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long SIL ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long SIL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long SIL ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long SIL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long SIL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long SIL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long SIL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long SIL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long SIL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Echange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long SIL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.

Defiance Daily Target 2X Long SIL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long SIL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long SIL ETF | Tracking Error Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long SIL ETF | Liquidity Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long SIL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long SIL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long SIL ETF | Trading Halt Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long SIL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long SIL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long SIL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Because SIL is issued by a regulated investment company, it is likely that options held by the Fund will not be subject to the rule that no more than 20% of a fund’s assets at the close of any quarter be invested in the shares of any one issuer, so the RIC diversification requirement would not be violated even if the value of options were to exceed one quarter of the Fund’s assets. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long SIL ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long SIL ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long SILJ ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk: Indirect and direct exposure to foreign currencies subjects SILJ to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Defiance Daily Target 2X Long SILJ ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Securities Risk: SILJ invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Defiance Daily Target 2X Long SILJ ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long SILJ ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. Because SILJ is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause SILJ’s overall value to decline to a greater degree than if SILJ held a more diversified portfolio. This may increase SILJ’s volatility and have a greater impact on SILJ’s performance.

Defiance Daily Target 2X Long SILJ ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long SILJ ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. SILJ is subject to the risk of valuation discrepancies for its securities between its valuation of a security and that in the marketplace. Further, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of SILJ, the valuation of SILJ’s investments will become more difficult.

Defiance Daily Target 2X Long SILJ ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long SILJ ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of the Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended April 30, 2026, was 44.40%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 54.41%. The Underlying Security’s annualized performance during this period was 14.28%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long SILJ ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long SILJ ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long SILJ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long SILJ ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long SILJ ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long SILJ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long SILJ ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long SILJ ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long SILJ ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long SILJ ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long SILJ ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long SILJ ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long SILJ ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long SILJ ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long SILJ ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long SILJ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long SILJ ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long SILJ ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long SILJ ETF | Tracking Error Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. SILJ’s return may not match or achieve a high degree of correlation with the return of the Underlying Index.

Defiance Daily Target 2X Long SILJ ETF | Liquidity Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long SILJ ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long SILJ ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long SILJ ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long SILJ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long SILJ ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Because SILJ is issued by a regulated investment company, it is likely that options held by the Fund will not be subject to the rule that no more than 20% of a fund’s assets at the close of any quarter be invested in the shares of any one issuer, so the RIC diversification requirement would not be violated even if the value of options were to exceed one quarter of the Fund’s assets. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long SILJ ETF | SILJ Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

SILJ Risks. The Fund invests in swap contracts and options that are based on the share price of SILJ. This subjects the Fund to certain of the same risks as if it owned shares of SILJ, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SILJ, the Fund may also be subject to the following risks which are presented in the same alphabetical order as presented in the SILJ Prospectus:

Defiance Daily Target 2X Long SILJ ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk: SILJ’s investments will be concentrated in an industry or group of industries to the extent the Underlying Index is so concentrated. To the extent SILJ invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of SILJ shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Defiance Daily Target 2X Long SILJ ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. In addition, the rights and remedies associated with investments in a fund that tracks an index that includes foreign securities may be different than a fund that tracks an index of domestic securities.

Defiance Daily Target 2X Long SILJ ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: The value of the SILJ shares will fluctuate with changes in the value of the equity securities in which SILJ invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting issuers occur.

Defiance Daily Target 2X Long SILJ ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Since foreign exchanges may be open on days when SILJ does not price its shares, the value of the securities in SILJ’s portfolio may change on days when shareholders will not be able to purchase or sell SILJ shares. Conversely, SILJ shares may trade on days when foreign exchanges are closed. Because securities held by SILJ trade on foreign exchanges that are closed when SILJ’s primary listing exchange is open, SILJ is likely to experience premiums and discounts greater than those of domestic ETFs. Each of these factors can make investments in SILJ more volatile and potentially less liquid than other types of investments.

Defiance Daily Target 2X Long SILJ ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Depositary Receipts Risk: SILJ may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Defiance Daily Target 2X Long SILJ ETF | Foreign Market and Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for SILJ to buy and sell securities. These factors could result in a loss to SILJ by causing SILJ to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing SILJ assets to be uninvested for some period of time.

Defiance Daily Target 2X Long SILJ ETF | Political and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Political and Economic Risk: SILJ is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where SILJ invests could cause SILJ’s investments in that country to experience gains or losses. SILJ also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Defiance Daily Target 2X Long SILJ ETF | Reliance on Trading Partners Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Reliance on Trading Partners Risk: SILJ invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which SILJ invests.

Defiance Daily Target 2X Long SILJ ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geographic Concentration Risk: To the extent SILJ invests a significant portion of its assets, directly or indirectly, in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Defiance Daily Target 2X Long SILJ ETF | Canada-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Canada-Specific Risk: Because investments in the Silver Exploration & Production sub-industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Defiance Daily Target 2X Long SILJ ETF | Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Provider Risk: SILJ seeks to achieve returns that generally correlate, before fees and expenses, to the performance of the Underlying Index, as published by the index provider. There is no assurance that the index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. The composition of the Underlying Index is heavily dependent on information and data supplied by third parties over which SILJ’s investment adviser has no or limited ability to oversee. While the index provider gives descriptions of what the Underlying Index is designed to achieve, the index provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its index will be in line with its methodology. Because of this, if the composition of the Underlying Index reflects any errors, SILJ’s portfolio can be expected to also reflect the errors. In addition, data and information on non-U.S. countries may be unreliable or outdated or there may be less publicly available data or information about non-U.S. countries due to differences in registration, accounting, audit and financial record keeping standards which creates the potential for errors in index data, index computation and/or index construction and could have an adverse effect on SILJ’s performance.

Defiance Daily Target 2X Long SILJ ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk: Inflation risk is the risk that the value of SILJ’s assets or income from investments held by SILJ will be less in the future since inflation decreases the value of money. As inflation increases, the present value of SILJ’s assets can decline as can the value of SILJ’s distributions.

Defiance Daily Target 2X Long SILJ ETF | Metals and Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Metals and Mining Companies Risk: SILJ invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, SILJ’s share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which SILJ has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

Defiance Daily Target 2X Long SILJ ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk: SILJ is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, SILJ’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, SILJ’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Defiance Daily Target 2X Long SILJ ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Security Issuer Risk. Issuer-specific attributes may cause a security held by SILJ to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Defiance Daily Target 2X Long SILJ ETF | Silver Exploration and Production Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Silver Exploration and Production Industry Concentration Risk. SILJ concentrates its assets in an industry or group of related industries to the extent that the Underlying Index is so concentrated. Because the Underlying Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), SILJ’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so SILJ’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

Defiance Daily Target 2X Long SILJ ETF | Smaller Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Companies Risk. The Underlying Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for SILJ to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or SILJ may have to sell such securities in smaller quantities over a longer period of time, which may increase SILJ’s tracking error.

Defiance Daily Target 2X Long SILJ ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long SILJ ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.